BORROWINGS	12 Months Ended
Sep. 30, 2022
BORROWINGS
BORROWINGS

12.         BORROWINGS

Borrowings consisted of the following:

	September 30,
	2021	2022
	RMB	RMB
Borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”)	137,660	137,660
Long-term borrowings	137,660	137,660
Current portion of long-term borrowings	—	—
Non-current portion of long-term borrowings	137,660	137,660

Interest expense related to borrowings amounted to RMB5.7 million, RMB8.3 million and RMB8.3 million for the years ended September 30, 2020, 2021 and 2022, respectively.